SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ (60,278)	$ (61,331)
Material reconciling items [member] | Associates [member]
Disclosure of operating segments [line items]
Assets	(4,832)	(4,895)
Material reconciling items [member] | Non-controlling interests [member]
Disclosure of operating segments [line items]
Assets	(36,993)	(37,851)
Material reconciling items [member] | Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	(7,744)	(7,301)
Operating segments [member]
Disclosure of operating segments [line items]
Assets	(20,373)	(21,074)
Operating segments [member] | Utilities
Disclosure of operating segments [line items]
Assets	(6,414)	(6,814)
Operating segments [member] | Transport
Disclosure of operating segments [line items]
Assets	(9,188)	(9,155)
Operating segments [member] | Midstream
Disclosure of operating segments [line items]
Assets	(3,245)	(3,829)
Operating segments [member] | Data Infrastructure
Disclosure of operating segments [line items]
Assets	(3,355)	(3,338)
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Assets	$ 1,829	$ 2,062